UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

312 East 22nd Street, #2B, New York, NY  10010

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 82.12%

Apparel & Other Finished Prods of Fabrics & Similar Material - 2.40%
16,000	True Religion Apparel, Inc.	$ 341,280

Communications Services, NEC - 4.52%
10,539	Neustar Inc. Class A *	421,876
96,725	Vonage Holdings Corp. *	220,533
		642,409
Computer Communications Equipment - 2.70%
20,100	Cisco Systems, Inc.	383,810

Electronic Computers - 2.69%
38,718	Dell, Inc.	381,566

Finance Services - 3.69%
9,216	American Express Co.	524,022

Fire, Marine & Casualty Insurance - 5.21%
8,392	Berkshire Hathaway, Inc. Class B *	740,174

Hospital & Medical Service Plans - 2.62%
5,301	Humana, Inc.	371,865

Patent Owners & Lessors - 2.32%
29,407	RPX Corp. *	329,197

Pharmaceutical Preparations - 5.66%
32,346	Pfizer, Inc.	803,798

Semiconductors & Related Devices - 2.13%
13,357	Intel Corp.	302,603

Services-Advertising Agencies - 2.59%
21,449	Valueclick, Inc. *	368,065

Services-Business Services, NEC - 8.51%
8,720	eBay, Inc. *	421,786
7,614	Global Payments, Inc.	318,494
25,710	Western Union Co.	468,436
		1,208,716
Services-Computer Integrated Systems Design - 2.59%
19,831	Quality Systems, Inc.	367,468

Services-Computer Programming, Date Processing, ETC - 9.10%
1,381	Google Inc. Class A *	1,041,965
10,431	Mantech International Corp.	250,344
		1,292,309
Services-Consumer Credit Reporting, Collection Agencies - 3.37%
6,002	Dun & Bradstreet Corp.	477,879

Services-Educational Services - 0.53%
20,058	Career Education Corp. *	75,418

Services-Engineering, Accounting, Research, Management - 2.15%
25,340	SAIC, Inc.	305,094

Services-Personal Services - 2.79%
22,843	H.R. Block, Inc.	395,869

Services-Prepackaged Software - 9.63%
10,264	BMC Software, Inc. *	425,853
11,576	CA Technologies, Inc.	298,256
21,608	Microsoft Corp.	643,054
		1,367,163
Telegraph & Other Message Communications - 4.43%
19,172	J2 Global Communications, Inc.	629,225

Wholesale-Drugs Proprietaries & Druggists' Sundries - 2.50%
9,161	AmerisouceBergen Corp.	354,622

TOTAL FOR COMMON STOCKS (Cost $10,238,878) - 82.12%		11,662,552

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 0.01% *
Shares Subject
to Put

	Euro Bund Future (GBL)
65,000	December 2012 Put @ $129.00 (Cost $3,524)	835

FOREIGN CURRENCY - 0.03% *
911	Euro	1,170
286,629	Japanese Yen	3,674

TOTAL FOR FOREIGN CURRENCY (Cost $4,783) - 0.03%		4,844

SHORT TERM INVESTMENTS - 20.33%
2,886,716	Fidelity Institutional Money Market Portfolio 0.20% (Cost $2,886,716) **	2,886,716

TOTAL INVESTMENTS (Cost $13,133,901) - 102.49%		14,554,947

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.49)%		(353,614)

NET ASSETS - 100.00%		$ 14,201,333

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2012.

NOTES TO FINANCIAL STATEMENTS
Frank Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,886,716 amounted to $1,421,046, which consisted of aggregate gross unrealized appreciation of $1,898,374 and aggregate gross unrealized depreciation of $477,328.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$11,662,552	$0	$0	$11,662,552
Foreign Currency	4,844	0	0	4,844
Futures Options	835	0	0	835
Cash Equivalents	2,886,716	0	0	2,886,716
Total	$14,554,947	$0	$0	$14,554,947

Leigh Baldwin Total Return Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 76.24%

Air Transportation, Scheduled - 1.12%
500	Fedex Corp.	$ 42,310

Computer Storage Devices - 4.32%
6,000	EMC Corp. *	163,620

Electronic Computers - 1.04%
4,000	Dell, Inc.	39,420

Finance Services - 2.86%
10,000	Oneida Financial Corp.	108,300

Guided Missles & Space Vehicles & Parts - 2.46%
1,000	Lockheed Martin Corp.	93,380

Metal Mining - 8.32%
2,000	BHP Billiton Ltd. ADR	137,220
4,500	Freeport McMoran Copper & Gold, Inc.	178,110
		315,330
Petroleum Refining - 10.12%
4,400	BP Plc. ADR	186,384
6,000	Suncor Energy, Inc.	197,100
		383,484
Pharmaceutical Preparations - 5.01%
4,000	Eli Lilly & Co.	189,640

Railroads, Line-Haul Operating - 0.88%
500	Genesee & Wyoming, Inc. *	33,430

Refuse Systems - 5.08%
6,000	Waste Management, Inc.	192,480

Retail-Eating Places - 4.84%
2,000	McDonalds Corp.	183,500

Retail-Lumber & Other Building Materials Dealers - 5.59%
7,000	Lowe's Companies, Inc.	211,680

Semiconductors & Related Devices - 4.78%
8,000	Intel Corp.	181,240

Services-Computer Integrated Systems Design - 0.98%
2,000	Quality Systems, Inc.	37,060

Services-Computer Programming, Data Processing - 1.72%
3,000	Facebook, Inc. *	64,980

Services-Engineering, Accounting, Research, Management - 4.39%
5,000	Paychex, Inc.	166,450

Services-Motion Picture & Video Tape Production - 2.03%
4,000	Dreamworks Animation SKG, Inc. *	76,920

Services-Packaged Software - 4.71%
6,000	Microsoft Corp.	178,560

Services-Video Tape Rental - 0.72%
500	Netflix, Inc. *	27,220

Soap, Detergents, Cleaning Prepartation - 1.83%
1,000	Procter & Gamble Co.	69,360

Steel Works, Blast Furnaces Rolling Mills - 3.43%
9,000	ArcelorMittal (Luxembourg) ADR	129,960

TOTAL FOR COMMON STOCKS (Cost $2,962,198) - 76.24%		2,888,324

EXCHANGE TRADED FUNDS - 8.36%
10,000	Aberdeen Asia Pacific Fund	77,800
4,000	iPath S&P 500 VIX ST Futures *	36,000
7,000	The Gabelli Global Gold, Natural Resources & Income Trust	100,800
3,000	Proshares Short Dow30 *	102,030

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $322,378) - 8.36%		316,630

Underlying Security
Expiration Date/Exercise Price

CALL OPTIONS - 0.15% *
Shares Subject
to Call
	Proshares Short Dow30
5,000	November 2012 Call @ $35.00	2,000

	Proshares Short Dow30
15,000	November 2012 Call @ $36.00	3,600

	Total (Premiums Paid $29,030) - 0.15%	5,600

PUT OPTIONS - 3.95% *
Shares Subject
to Put
	ArcelorMittal (luxembourg) ADR
8,000	January 2014 Put @ $10.00	12,160

	BP Plc. ADR
2,200	January 2014 Put @ $35.00	6,600

	EMC Corp.
5,000	January 2014 Put @ $20.00	6,700

	Eli Lilly & Co.
3,500	January 2014 Put @ $40.00	7,595

	Facebook, Inc.
3,000	January 2014 Put @ $25.00	21,600

	Freeport McMoran Copper & Gold, Inc.
3,000	January 2014 Put @ $30.00	10,020

	Intel Corp.
5,000	January 2014 Put @ $20.00	10,000

	Johnson Controls, Inc.
5,000	January 2014 Put @ $25.00	16,500

	JP Morgan Chase & Co.
5,000	January 2014 Put @ $30.00	10,750

	Lowe's Companies, Inc.
6,000	January 2014 Put @ $23.00	9,600

	McDonald's Corp.
2,000	January 2014 Put @ $75.00	6,300

	Microsoft Corp.
5,000	January 2014 Put @ $23.00	6,600

	Paychex, Inc.
3,000	January 2014 Put @ $25.00	3,060

	Petroleo Brasileiro S.A. (Brazil)
6,000	January 2014 Put @ $15.00	6,060

	Suncor Energy, Inc.
4,800	January 2014 Put @ $25.00	10,176

	Waste Management, Inc.
5,000	January 2014 Put @ $25.00	5,750

	Total (Premiums Paid $203,158) - 3.95%	149,471

SHORT TERM INVESTMENTS - 39.62%
1,501,095	Fidelity Government Fund Class-I 0.01% (Cost $1,501,095) **	1,501,095

TOTAL INVESTMENTS (Cost $5,017,859) - 128.31%		4,861,120

LIABILITIES IN EXCESS OF OTHER ASSETS - (28.31)%		(1,072,518)

NET ASSETS - 100.00%		$ 3,788,602

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2012.
The accompanying notes are an integral part of these financial statements.

Leigh Baldwin Total Return Fund
Schedule of Options Written
September 30, 2012 (Unaudited)

CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	ArcelorMittal (Luxembourg) ADR
9,000	October 2012 Call @ $16.00	$ 1,170

	BHP Billiton Ltd. ADR
2,000	October 2012 Call @ $65.00	8,500

	BP Plc. ADR
4,400	October 2012 Call @ $43.00	2,552

	Dreamworks Animation SKG, Inc.
4,000	October 2012 Call @ $20.00	2,400

	Eli Lilly & Co.
4,000	October 2012 Call @ $47.00	5,520

	EMC Corp.
6,000	October 2012 Call @ $27.00	4,980

	Facebook, Inc.
3,000	November 2012 Call @ $26.00	1,710

	FedEx Corp.
500	October 2012 Call @ $87.50	295

	Freeport McMoran Copper & Gold, Inc.
4,500	October 2012 Call @ $41.00	2,925

	Genesee & Wyoming, Inc.
500	October 2012 Call @ $65.00	1,700

	Intel Corp.
8,000	October 2012 Call @ $24.00	960

	iPath S&P 500 VIX ST Futures
4,000	October 2012 Call @ $12.00	520

	Lockheed Martin Corp.
1,000	October 2012 Call @ $92.50	1,800

	Lowe's Companies, Inc.
7,000	October 2012 Call @ $27.00	24,150

	MCDonald's Corp.
2,000	October 2012 Call @ $95.00	540

	Microsoft Corp.
3,000	October 2012 Call @ $31.00	600

	Microsoft Corp.
9,000	October 2012 Call @ $32.00	270

	Netflix, Inc.
500	October 2012 Call @ $57.50	770

	Paychex, Inc.
5,000	October 2012 Call @ $34.00	1,000

	Procter & Gamble Co.
1,000	October 2012 Call @ $70.00	490

	Quality Systems, Inc.
2,000	October 2012 Call @ $17.50	4,300

	Suncor Energy, Inc.
6,000	October 2012 Call @ $34.00	1,920

	Waste Management, Inc.
6,000	October 2012 Call @ $34.00	300

	Total (Premiums Paid $56,844)	$ 69,372

NOTES TO FINANCIAL STATEMENTS
Leigh Baldwin Total Return Fund
1. SECURITY TRANSACTIONS

At September 30, 2012, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,017,859 amounted to $169,291, which consisted of aggregate gross unrealized appreciation of $108,509 and aggregate gross unrealized depreciation of $277,800.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,888,324	$0	$0	$2,888,324
Exchange Traded Funds	316,630	0	0	316,630
Call Options Purchased	5,600	0	0	5,600
Put Options Purchased	149,471	0	0	149,471
Cash Equivalents	1,501,095	0	0	1,501,095
Total	$ 4,861,120	$0	$0	$4,861,120

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 69,372	$0	$0	$69,372
Total	$ 69,372	$0	$0	$69,372

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date November 26, 2012

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date November 26, 2012